Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)(¹)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)(¹)(²)(³)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(¹)	Average Compensation Actually Paid to Non-PEO NEOs ($)(¹)(²)(³)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($) (in millions)	Adjusted EBITDA ($) (in millions)(⁵)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	8,968,814	4,947,652	2,403,365	1,784,452	104.30	293.87	115	340.2
2023	14,371,811	22,774,290	2,398,133	4,045,664	122.99	216.19	80	292.0
2022	8,284,421	(1,211,534)	2,376,560	704,449	96.73	138.11	239	269.5
2021	7,498,179	17,225,866	1,941,710	3,750,040	148.53	191.60	161	294.8
2020	5,318,246	8,968,920	1,386,293	1,925,877	116.29	143.23	105	240.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Schuessler served as PEO from 2020 to 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo
Guillermo Rospigliosi	Guillermo Rospigliosi	Luis A. Rodríguez	Guillermo Rospigliosi	Diego Viglianco
Luis A. Rodríguez	Diego Viglianco	Diego Viglianco	Diego Viglianco	Paola Pérez
Miguel Vizcarrondo	Miguel Vizcarrondo	Miguel Vizcarrondo	Miguel Vizcarrondo	Luis A. Rodríguez

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Composite 1500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,968,814	$ 14,371,811	$ 8,284,421	$ 7,498,179	$ 5,318,246
PEO Actually Paid Compensation Amount	$ 4,947,652	22,774,290	(1,211,534)	17,225,866	8,968,920
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2024	8,968,814	(6,400,000)	2,378,838	4,947,652

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,403,365	(1,480,000)	861,087	1,784,452

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2024	7,327,297	(4,036,913)	—	(911,546)	—	2,378,838

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,673,364	(667,551)	—	(144,726)	—	861,087

Non-PEO NEO Average Total Compensation Amount	$ 2,403,365	2,398,133	2,376,560	1,941,710	1,386,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,784,452	4,045,664	704,449	3,750,040	1,925,877
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2024	8,968,814	(6,400,000)	2,378,838	4,947,652

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,403,365	(1,480,000)	861,087	1,784,452

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2024	7,327,297	(4,036,913)	—	(911,546)	—	2,378,838

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,673,364	(667,551)	—	(144,726)	—	861,087

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the S&P Composite 1500 Information Technology Index.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the S&P Composite 1500 Information Technology Index.

Tabular List, Table

Adjusted EBITDA
Adjusted Net Income
Revenue

Total Shareholder Return Amount	$ 104.30	122.99	96.73	148.53	116.29
Peer Group Total Shareholder Return Amount	293.87	216.19	138.11	191.60	143.23
Net Income (Loss)	$ 115,000,000	$ 80,000,000	$ 239,000,000	$ 161,000,000	$ 105,000,000
Company Selected Measure Amount	340.2	292.0	269.5	294.8	240.5
PEO Name	Mr. Schuessler
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA, which is a non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. We define “EBITDA” as earnings before interest, taxes, depreciation and amortization and “Adjusted EBITDA” as EBITDA further adjusted to exclude unusual items and other adjustments. See Appendix A of this Proxy Statement for a reconciliation of GAAP and non-GAAP financial measures to our results, as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended on December 31, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,400,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,378,838
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,327,297
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,036,913)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,546)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	861,087
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,673,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667,551)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,726)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0